SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	$ 962	$ 999	$ 999	$ 674
Derivative liability reclassified to equity upon exercise of warrants	$ 0	$ 80	$ 80	$ 608	$ 86